SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets and liabilities measured at fair value on a recurring basis

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 18)	—	—	440
	807	—	440

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 18)	—	—	839
	8	—	839

Schedule of reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 18)	—	—	440
	807	—	440

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 18)	—	—	839
	8	—	839

Summary of assets and liabilities measured at fair value on a nonrecurring basis

All assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$
Construction in progress	—	—	—	(11,590)
Goodwill		—	135,651	(11,388)
	—	—	135,651	(22,978)

Schedule of estimated useful lives of property, plant and equipment
Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

Schedule of estimated useful life for the intangible assets	The estimated useful life for the intangible assets as of December 31, 2012 is as follows:
Development right of Binglangjiang Phase II	30 years
Dam use right of Dongguan	40 years